Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online game services CNY	Dec. 31, 2011 Online game services CNY	Dec. 31, 2010 Online game services CNY	Dec. 31, 2012 Advertising services CNY	Dec. 31, 2011 Advertising services CNY	Dec. 31, 2010 Advertising services CNY	Dec. 31, 2012 E-mail, wireless value-added services and others CNY	Dec. 31, 2011 E-mail, wireless value-added services and others CNY	Dec. 31, 2010 E-mail, wireless value-added services and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 1,345,077	8,379,961	7,472,751	5,659,789	7,287,063	6,552,431	4,944,439	850,157	795,422	633,209	242,741	124,898	82,141
Sales tax expense
Total Sales taxes	(28,732)	(179,005)	(182,099)	(152,120)	(86,478)	(103,824)	(89,937)	(82,680)	(75,349)	(60,551)	(9,847)	(2,926)	(1,632)
Net revenues:
Net revenues	1,316,345	8,200,956	7,290,652	5,507,669	7,200,585	6,448,607	4,854,502	767,477	720,073	572,658	232,894	121,972	80,509
Cost of revenues:
Total cost of revenues	(413,808)	(2,578,067)	(2,372,288)	(1,798,841)	(1,872,734)	(1,859,176)	(1,378,018)	(474,165)	(380,201)	(312,921)	(231,168)	(132,911)	(107,902)
Gross profit (loss):
Gross profit	$ 902,537	5,622,889	4,918,364	3,708,828	5,327,851	4,589,431	3,476,484	293,312	339,872	259,737	1,726	(10,939)	(27,393)